Asset and Goodwill Impairment Testing - Summary of Key Assumptions Used in Our Asset Impairment Reversal and Goodwill Impairment Analyses (Detail) - USD_per_LB	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Quebrada Blanca
Disclosure of information for cash-generating units [line items]
Post-tax real discount rates - Steelmaking Coal group of CGUs	7.00%	6.50%
Copper
Disclosure of information for cash-generating units [line items]
Future commodity price used in cash flow projections	3.90	3.60